Summary of Significant Accounting Policies (Details) - Schedule of Revenue Streams by Segments - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Loans	$ 60,282	$ 41,472	$ 123,468	$ 117,805	$ 157,190	$ 176,175
Non-interest income:
Commissions	4,784,825	12,168,777	15,661,048	38,507,460	50,068,936	26,561,691
Recurring asset management service fees	594,819	996,252	2,232,462	3,025,849	3,963,061	4,342,361
Total revenues	5,439,926	13,206,501	18,016,978	41,651,114
Distribution Business Insurance brokerage service [Member]
Interest income:
Loans
Non-interest income:
Commissions					48,886,928	24,610,309
Recurring asset management service fees
Distribution Business Insurance brokerage service [Member] | Distribution Business [Member]
Interest income:
Loans
Non-interest income:
Commissions	4,701,151	11,875,830	15,211,065	37,569,257
Recurring asset management service fees
Total revenues	4,701,151	11,875,830	15,211,065	37,569,257
Platform Business Asset management service[Member]
Interest income:
Loans
Non-interest income:
Commissions					1,138,432	1,764,310
Recurring asset management service fees					3,963,061	4,342,361
Platform Business Asset management service[Member] | Platform Business [Member]
Interest income:
Loans
Non-interest income:
Commissions	83,674	292,933	449,983	894,655
Recurring asset management service fees	594,819	996,252	2,232,462	3,025,849
Total revenues	678,493	1,289,185	2,682,445	3,920,504
Platform Business Money lending service [Member]
Interest income:
Loans		41,472			157,190	176,175
Non-interest income:
Commissions
Recurring asset management service fees
Total revenues		41,472
Platform Business Money lending service [Member] | Platform Business [Member]
Interest income:
Loans	60,282		123,468	117,805
Non-interest income:
Commissions
Recurring asset management service fees
Total revenues	60,282		123,468	117,805
Platform Business Real estate agency service [Member]
Interest income:
Loans
Non-interest income:
Commissions					43,576	187,072
Recurring asset management service fees
Platform Business Real estate agency service [Member] | Platform Business [Member]
Interest income:
Loans
Non-interest income:
Commissions		14		43,548
Recurring asset management service fees
Total revenues		$ 14		$ 43,548